[DECHERT LLP LETTERHEAD]
May 14, 2010
VIA EDGAR
Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”) File Nos. 033-17619 and 811-05349 Post-Effective Amendment No. 244 to the Registration Statement on Form N-1A
Ladies and Gentlemen:
On behalf of Goldman Sachs Trust (the “Registrant”), electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 244 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 245 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of: (i) making certain changes to the Prospectuses and Statement of Additional Information, including those necessary to comply with the new requirements of Form N-1A, for the High Yield Municipal Fund, Municipal Income Fund, Short Duration Tax-Free Fund, Enhanced Income Fund, Government Income Fund, Short Duration Government Fund, Ultra-Short Duration Government Fund, Inflation Protected Securities Fund, Emerging Markets Debt Fund, High Yield Fund, Investment Grade Credit Fund, Local Emerging Markets Debt Fund, U.S. Mortgages Fund, Core Fixed Income Fund, Core Plus Fixed Income Fund and Global Income Fund, each a series of the Registrant; and (ii) registering Class IR Shares for the High Yield Municipal Fund, Municipal Income Fund, Short Duration Tax-Free Fund, Enhanced Income Fund, Emerging Markets Debt Fund, Investment Grade Credit Fund, Local Emerging Markets Debt Fund, U.S. Mortgages Fund and Global Income Fund.
No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3806.
Very truly yours,

/s/ Elise M. Dolan
Elise M. Dolan